Expense Example - Xtrackers J P Morgan ESG Emerging Markets Sovereign ETF - Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	36	113	197	443